Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of remuneration to related parties	The following table summarises the remuneration for NEDs for the years ended 31 December 2024 and 2023:

	Directors Fees US$’000	Board fees Committee Fees US$’000	Total US$’000

Y Suleman[1]	232.0	—	232.0
P Bacchus[2]	91.4	90.6	182.0
S Reid[3]	151.0	—	151.0
T Goodlace	81.2	52.6	133.8
A Andani[4]	91.4	81.0	172.4
P Sibiya[5]	81.2	63.3	144.5
J McGill	91.4	72.3	163.7
C Bitar	91.4	52.0	143.4
C Smit	81.2	52.9	134.1
Z Bassa[6]	37.7	10.3	48.0
S McCrae[7]	37.7	4.3	42.0
Total - 2024	1,067.6	479.3	1,546.9

Y Suleman[1]	197.5	—	197.5
P Bacchus[2]	89.3	66.8	156.1
S Reid[3]	128.6	—	128.6
T Goodlace	64.8	44.1	108.9
A Andani[4]	89.3	65.1	154.4
P Sibiya[5]	64.8	53.2	118.0
J McGill[8]	89.3	72.0	161.3
C Bitar[9]	89.3	52.1	141.4
C Smit[10]	38.8	8.8	47.6
Total - 2023	851.7	362.1	1,213.8
1Y Suleman receives an all-inclusive fee as Chairperson of the Board.
2P Bacchus remunerated as Chair of the Strategy and Investment Committee from 1 June 2024 (2023: Received a delta payment in March 2023 for ad hoc Investment
Committee fees paid between June 2022 and December 2022 as Chairperson of the Committee, as reflected in the 2022 single figure of remuneration for 2022.
Attended ad hoc Investment Committee meeting held on 21 February 2023 and remunerated in March 2023, which is reflected in the single figure of remuneration for 2023).
3S Reid is the Lead Independent Director and receives an all-inclusive fee. S Reid is a director of various subsidiaries in the Netherlands and Isle of Man. Fees are paid by
Gold Fields Netherlands Services and Gold Field Orogen Holding (BVI) Limited, respectively.
4A Andani is a director of subsidiaries Gold Fields Ghana Limited and Abosso Goldfields Limited. The fees for these subsidiary boards are not determined by Gold Fields.
Appointed as member of the Strategy and Investment Committee from 1 June 2024 (2023: Attended ad hoc Investment Committee meeting held on 21 February 2023 and remunerated in March 2023. Recovery of additional payment made in January 2023 also processed during March 2023).
5P Sibiya was appointed as a member of the Strategy and Investment Committee, effective 1 December 2024 (2023: Attended an ad hoc Investment Committee meeting held on 21 February 2023. She was remunerated in March 2023 and recovery of additional payment made in January 2023 was also processed during March 2023).
6Z Bassa was appointed as a Non-Executive Director of the Board and a member of the Audit Committee, effective 2 August 2024. She was also appointed as member of the Risk, Remuneration and Strategy and Investment Committees, effective 1 December 2024. Fees are pro-rata from effective date.
7S McCrae was appointed as a Non-Executive Director of the Board and a member of the Audit Committee, effective 2 August 2024. She was also appointed as member of the Capital Projects Control and Review, Social, Ethics and Transformation, Safety, Health and Sustainable Development and Strategy and Investment Committees,
effective 1 December 2024. Fees are pro-rata from effective date.
8J McGill was appointed to the Nominating and Governance Committee effective 22 February 2023. She received a pro-rata payment in March 2023 for this appointment, which is included in the single figure of remuneration for 2023.
9C Bitar was appointed to the Remuneration Committee effective 22 February 2023. She received a pro-rata payment in March 2023 for this appointment, which is included in the single figure of remuneration for 2023.
10C Smit was appointed as a director of the Board and a member of the Audit Committee on 1 June 2023. He was also appointed to the Risk; Capital Projects, Control and
Review; and Strategy and Investment (previously ad hoc Investment) Committees on 1 December 2023.
The following table summarises the remuneration for Executive Directors and prescribed officers:

	Salary[1] US$'000	Pension fund contribution US$'000	Cash incentive[2] US$'000	Other[3] US$'000	Share-based payment expense[4] US$'000	Total US$'000

2024
Executive directors
M Fraser[5]	943.1	26.8	335.4	—	401.9	1,707.2
P Schmidt[6]	311.5	25.4	113.2	23.4	(180.8)	292.7
	1,254.6	52.2	448.6	23.4	221.1	1,999.9
Prescribed officers
A Dall[7]	117.1	17.5	61.4	28.7	—	224.7
M Preece[8]	628.1	30.7	202.3	0.9	561.2	1,423.2
B Mokoatle	297.5	80.5	112.3	0.5	166.6	657.4
L Rivera[9]	839.6	202.4	—	520.5	415.6	1,978.1
N Chohan[10]	218.2	33.6	77.6	64.2	(35.0)	358.6
S Mathews[11]	104.2	6.0	46.2	30.0	(241.5)	(55.1)
R Bardien[12]	23.2	3.2	—	388.9	(211.4)	203.9
J Mortoti[13]	360.7	55.9	—	1,113.7	(152.0)	1,378.3
K Carter	497.9	26.2	139.1	8.3	277.5	949.0
J Magagula	293.0	50.7	105.5	—	224.2	673.4
M Steyn[14]	305.1	15.6	72.6	442.6	89.8	925.7
C Gratias[15]	134.3	6.5	47.2	598.0	—	786.0
G Lotz[16]	205.0	36.1	73.0	58.0	53.6	425.7
J Ricciardone[17]	221.8	17.2	102.0	31.0	—	372.0
F Swanepoel	535.1	26.2	151.1	42.0	185.1	939.5
	4,780.8	608.3	1,190.3	3,327.3	1,333.7	11,240.4
Total - 2024	6,035.4	660.5	1,638.9	3,350.7	1,554.8	13,240.3
[1]The total US$ amounts paid for 2024 and included in salary were as follows: M Fraser US$312,000, C Gratias US$46,746 and P Schmidt US$74,067.
[2]The annual bonuses for the year ended 31 December 2024 were paid in February/March 2025.
[3]Other payments include business related reimbursements, leave encashment, long-service awards, acting allowances, sign-on bonuses, termination payments where applicable and any legislated payments.
[4]The share-based payment expense is calculated in terms of IFRS Accounting Standards and is not the cash amounts paid.
5M Fraser was appointed as Chief Executive Officer effective 1 January 2024.
6P Schmidt retired at 30 June 2024. His cash incentive and share-based payment expense are pro-rated up to the date of retirement.
7A Dall stepped into the interim CFO position on 1 May 2024 and received an acting allowance of 20% of total fixed remuneration for the 2024 reporting period reflected under “Other”.
8M Preece was appointed as Chief Operating Officer effective 15 March 2024.
[9]Other payments for 2024 include advance payment of portion of estimated Peru Utilidades.
10N Chohan retired at 31 August 2024. His cash incentive and share-based payment expense are pro-rated up to the date of retirement.
11S Mathews retired at 31 March 2024. His cash incentive and share-based payment expense are pro-rated up to the date of retirement.
12R Bardien exited at 31 January 2024 through mutual separation. Other payments include accrued annual leave, payment in lieu of six months notice and pro-rated bonus for the 2023 financial year.
13J Mortoti exited at 30 June 2024 due to redundancy. Other payments include accrued annual leave, payment in lieu of six months notice and a redundancy payment in line with Ghana legislation.
14M Steyn was appointed as EVP Sustainability effective 1 June 2024. Other payments include a sign-on payment of A$1.2 million paid over three annual instalments.
15C Gratias was appointed as EVP Strategy and Corporate Development effective 1 August 2024. Other payments include a relocation and sign-on payment of
R7.4 million, as well as reimbursements for personal expenditure associated with relocation and immigration requirements. Upon appointment, he acquired and committed 20,000 Gold Fields American Depository Receipts and met his required MSR target of 100% of annual salary.
16  G Lotz stepped into the Acting EVP People and Organisational Effectiveness position on 13 October 2023. He received an acting allowance of 20% of total fixed remuneration for a portion of the 2023 reporting year and the 2024 reporting period which is reflected under “Other”.
17  J Ricciardone stepped into the Acting EVP Strategy, Planning and Corporate Development position on 1 April 2023. He received an acting allowance of 15% of total fixed remuneration for a portion of the 2023 reporting year and the 2024 reporting period which is reflected under “Other”.

	Salary[1] US$'000	Pension fund contribution US$'000	Cash incentive[2] US$'000	Other[3] US$'000	Share-based payment expense[4] US$'000	Total US$'000

2023
Executive directors
M Preece[5]	594.3	29.0	177.3	2.1	1,108.2	1,910.9
P Schmidt	591.7	48.1	177.9	2.4	1,422.0	2,242.1
	1,186.0	77.1	355.2	4.5	2,530.2	4,153.0
Prescribed officers
B Mokoatle[6]	167.8	40.8	98.1	0.9	156.6	464.2
L Rivera[7]	816.1	220.0	—	790.7	1,077.1	2,903.9
N Chohan	309.7	45.8	94.7	4.3	740.5	1,195.0
B Mattison[8]	111.8	7.0	—	450.4	(397.6)	171.6
T Leishman[9]	85.4	7.7	—	355.7	(321.1)	127.7
A Nagaser[10]	115.1	14.1	—	255.7	(173.0)	211.9
S Mathews	635.7	18.2	221.3	—	1,009.6	1,884.8
R Bardien	276.0	35.9	203.6	0.2	655.0	1,170.7
J Mortoti[11]	696.2	127.1	308.6	84.3	477.5	1,693.7
K Carter[12]	371.9	15.2	126.9	5.1	302.8	821.9
J Magagula[13]	84.8	14.8	26.2	290.0	—	415.8
G Lotz[14]	48.1	8.5	57.0	0.1	111.2	224.9
J Ricciardone[15]	242.4	19.0	57.2	33.8	—	352.4
F Swanepoel[16]	278.6	1.1	131.7	19.4	—	430.8
	4,239.6	575.2	1,325.3	2,290.6	3,638.6	12,069.3
Total - 2023	5,425.6	652.3	1,680.5	2,295.1	6,168.8	16,222.3
[1]The total US$ amounts paid for 2023 and included in salary were as follows: P Schmidt US$142,750 and B Mattison US$26,367.
[2]The annual bonuses for the year ended 31 December 2023 were paid in February/March 2024.
[3]Other payments include business related reimbursements and incidental payments unless otherwise stated.
[4]The share-based payment expense is calculated in terms of IFRS Accounting Standards and is not the cash amounts paid.
5M Preece was EVP for the South Africa region until 31 December 2022 and took over as interim CEO on 1 January 2023.
6B Mokoatle was appointed as EVP South Africa effective 1 June 2023.
[7]Other payments for 2023 include advance payment of portion of estimated Peru Utilidades.
8B Mattison resigned as at 6 April 2023. “Other” includes payment for Confidentiality Non-Compete and Intellectual Property ("CNCIP"), sundry reimbursements and leave payout.
9T Leishman resigned as at 6 April 2023. “Other” includes payment for CNCIP, sundry reimbursements and leave payout.
10A Nagaser resigned as at 30 June 2023. “Other” includes payment for CNCIP, sundry reimbursements and leave payout.
11J Mortoti was appointed on 1 July 2022.
12K Carter was appointed as EVP Group Legal and Compliance effective 1 March 2023. Values are included from this appointment date.
13J Magagula was appointed as EVP Investor Relations effective 1 August 2023. Values are included from this appointment date. “Other” payments include a sign-on bonus received during her first month of employment with a service obligation agreement of 36 months.
14  G Lotz stepped into the Acting EVP People and Organisational Effectiveness position on 13 October 2023. The 2023 comparatives for G Lotz have been presented to facilitate comparability.
15  J Ricciardone stepped into the Acting EVP Strategy, Planning and Corporate Development position on 1 April 2023. The 2023 comparatives for J Ricciardone have been presented to facilitate comparability.
16F Swanepoel was appointed as Chief Technical Officer effective 1 June 2023. Values are included from this appointment date. “Other” payments include education scholarship for children.